J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.13

Seller Name	JPM Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
###	304682176	###			No Finding	No Finding			1	No Finding	No Finding					Securitized	A	A	A	A	A	A	A	A	A	A
###	304698209	###	1108551	05/06/2025	Credit	Missing P&L	CR 0014	3	1	Closed	1) (year) YTD Income Statement, (entity), was not signed by the borrowers as required per closing conditions.

2) Missing (year) YE P&L, (entity). Income statement in file is missing pg 1 of 5 and does not reflect the business name or period covered. It appears (year) P&L was considered in qualifying.	05/08/2025	Verified credit history - Middle Credit Scores 790/785 > 660 Min Required.; Verified housing payment history - Credit report reflects 1 open mortgage satisfactorily rated 24 months.;	05/07/2025 (year) signed P&L 05/07/2025 Signed P&L (entity)	05/08/2025 Recd 2024 YE PYL.

05/07/2025 Recd borrower signed 3/31/2025 YTD Income Statement.

															--Still missing 2024 YE P&L, Tucson Stucco LLC. Income statement in file is missing pg 1 of 5 and does not reflect the business name or period covered (pg 478). It appears 2024 P&L was considered in qualifying.	Securitized	C	A	C	A	C	A	C	A	C	A
###	304698209	###	1108552	05/06/2025	Credit	Missing Source of Funds	CRED 0108	3	1	Closed	Missing source of funds used for closing. Documented assets, (bank), were not used for cash to close. ### Wired from (bank) business account, (entity) ### from (bank).	05/12/2025	Verified credit history - Middle Credit Scores 790/785 > 660 Min Required.; Verified housing payment history - Credit report reflects 1 open mortgage satisfactorily rated 24 months.;	05/12/2025 Provided to support the ### transfer from (bank) to cover the ### cashiers check purchased on (date) – Backed out the ### from (bank) account for tranfers from this account to (bank)

														(bank) stmts provided reflecting- ###- With (tax preparer) letter verifying no impact to business for use of funds	05/12/2025 Finding is downgraded to EV2/B with the attached post-consummation dated asset statement to evidence source of funds to close from Chase 7519 were liquidated assets from the Ameriprise account that was documented in file. Included is two months WF 6589 account statements to source remaining funds to close. Remaining assets in the WF account were not used for review. AUS required no reserves. Investor overlay reverse requirement met with remaining Ameriprise funds.	Securitized	C	A	C	A	C	A	C	A	C	A
###	304698209	###	1108553	05/06/2025	Credit	Undisclosed or Excluded Debt	CRED 0086	3	1	Closed	UPDATED EXCEPTION 05/20/2025 - Missing evidence that the business is paying business debt reporting on borrowers credit report, (creditor, #), to support the exclusion in qualifying. Provide 12 months canceled checks or business account transaction history. Payment history does not reflect source of payment. Approved DTI 21.02% / Review DTI 26.59%, variance > 3% with the liability considered

ORIGINAL EXCEPTION - Missing evidence that the business is paying business debt reporting on borrowers credit report, (creditor, #), to support the exclusion in qualifying. Provide 12 months canceled checks or business account transaction history. Payment history does not reflect source of paymen. Approved DTI  21.02% / Review DTI 26.59%, variance > 3% with the liability considered.

Per (agency), When a self-employed borrower claims that a monthly obligation that appears on their personal credit report is being paid by the borrower’s business, the lender must confirm that it verified that the obligation was actually paid out of company funds and that this was considered in its cash flow analysis of the borrower’s business.

The account payment does not need to be considered as part of the borrower’s DTI ratio if:

the account in question does not have a history of delinquency,

the business provides acceptable evidence that the obligation was paid out of company funds (such as 12 months of canceled company checks), and the lender’s cash flow analysis of the business took payment of the obligation into consideration.

05/21/2025	Verified credit history - Middle Credit Scores 790/785 > 660 Min Required.; Verified housing payment history - Credit report reflects 1 open mortgage satisfactorily rated 24 months.;	05/21/2025 The UW sent me the note, in the business name, and included it in the liabilities in the AUS attached. Now the DTI is 26.177%
05/13/2025 updated AUS.  The reason why it as was omitted because the AUS was picking it up twice, this has been corrected.
05/12/2025 The following statements have been added to encompass: (bank) and (bank); Final AUS with accounts now included  -(bank)  -
(#) ####
(#) ### – Reflects ### transfer from (bank) account to cover ### Cleared on (date)
(#) ###	05/21/2025 Recd AUS resubmission including the business debt for which borrower is personally liable. DTI variance < 3%.

05/13/2025 TSA 2560 is not reporting on the borrowers credit report, but documentation indicates the borrower is personally liable. Provide 12 months canceled checks or business account transaction history to support the exclusion of the debt.

															05/12/2025 Posted response does not correspond with the exception.	Securitized	C	A	C	A	C	A	C	A	C	A